INCOME TAXES (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory tax rate	27.00%	27.00%
Average effective tax rate	(285.00%)	31.00%
Net deferred tax assets	$ 46,375	$ 88,732
Deductible temporary differences for which no deferred tax asset is recognised	582,165	480,704
Entities that have had a loss for tax purposes in either current or previous year, or both [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	46,400	88,700
Deductible temporary differences for which no deferred tax asset is recognised	$ 303,300	$ 263,900